UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime Retirement Income Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	292,546	$2,855,269
MFS Commodity Strategy Fund - Class I (v)	146,573	1,427,620
MFS Emerging Markets Debt Fund - Class I	96,396	1,427,628
MFS Global Bond Fund - Class I	670,245	7,138,106
MFS Global Real Estate Fund - Class I (v)	108,813	1,427,621
MFS Government Securities Fund - Class I	1,346,812	14,276,209
MFS Growth Fund - Class I (a)	125,505	5,710,482
MFS High Income Fund - Class I	1,245,331	4,283,940
MFS Inflation-Adjusted Bond Fund - Class I	1,262,265	14,276,212
MFS International Growth Fund - Class I	57,265	1,427,621
MFS International Value Fund - Class I	56,742	1,427,621
MFS Limited Maturity Fund - Class I	4,680,724	28,552,417
MFS Mid Cap Growth Fund - Class I (a)	455,624	4,282,861
MFS Mid Cap Value Fund - Class I	314,685	4,282,862
MFS New Discovery Fund - Class I	70,991	1,427,621
MFS New Discovery Value Fund - Class I	144,350	1,427,621
MFS Research Bond Fund - Class I	2,902,742	31,407,665
MFS Research Fund - Class I	218,207	5,710,482
MFS Research International Fund - Class I	294,963	4,282,863
MFS Value Fund - Class I	244,560	5,710,482
Total Underlying Affiliated Funds		$142,763,203

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	169,992	$169,992
Total Investments		$142,933,195

Other Assets, Less Liabilities - (0.1)%		(138,990)
Net Assets - 100.0%		$142,794,205

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

2

Supplemental Information (unaudited) – continued

cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$142,933,195	$—	$—	$142,933,195

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$133,964,278
Gross unrealized appreciation	$9,271,587
Gross unrealized depreciation	(302,670)
Net unrealized appreciation (depreciation)	$8,968,917

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	301,360		(8,814)	292,546
MFS Commodity Strategy Fund	70,131	90,612		(14,170)	146,573
MFS Core Growth Fund	103,713	163,367		(267,080)	—
MFS Diversified Target Return Fund	220,826	10,454		(231,280)	—
MFS Emerging Markets Debt Fund	69,556	32,231		(5,391)	96,396
MFS Global Bond Fund	469,051	243,626		(42,432)	670,245
MFS Global Real Estate Fund	67,793	54,254		(13,234)	108,813
MFS Government Securities Fund	998,922	433,098		(85,208)	1,346,812
MFS Growth Fund	—	135,735	(i)	(10,230)	125,505
MFS High Income Fund	856,940	454,635		(66,244)	1,245,331
MFS Inflation-Adjusted Bond Fund	956,634	393,762		(88,131)	1,262,265
MFS Institutional Money Market Portfolio	6,884	7,675,475		(7,512,367)	169,992
MFS International Growth Fund	35,756	28,953		(7,444)	57,265
MFS International Value Fund	36,566	25,966		(5,790)	56,742
MFS Limited Maturity Fund	3,290,946	1,593,511		(203,733)	4,680,724
MFS Mid Cap Growth Fund	298,212	213,237		(55,825)	455,624
MFS Mid Cap Value Fund	207,531	147,657		(40,503)	314,685
MFS New Discovery Fund	71,714	44,411		(45,134)	70,991
MFS New Discovery Value Fund	—	168,825		(24,475)	144,350
MFS Research Bond Fund	2,116,542	948,874		(162,674)	2,902,742
MFS Research Fund	297,449	93,753		(172,995)	218,207
MFS Research International Fund	176,853	156,496		(38,386)	294,963
MFS Value Fund	81,745	189,548		(26,733)	244,560

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,930)	$83	$30,820	$2,855,269
MFS Commodity Strategy Fund	(29,498)	214,486	12,934	1,427,620
MFS Core Growth Fund	211	—	—	—
MFS Diversified Target Return Fund	124,998	—	—	—
MFS Emerging Markets Debt Fund	(1,570)	4,285	49,624	1,427,628
MFS Global Bond Fund	(4,451)	65,595	292,040	7,138,106
MFS Global Real Estate Fund	(21,381)	40,327	32,812	1,427,621
MFS Government Securities Fund	(3,497)	—	270,433	14,276,209
MFS Growth Fund	(15,193)	—	—	5,710,482
MFS High Income Fund	(8,409)	—	192,472	4,283,940
MFS Inflation-Adjusted Bond Fund	8,318	27,918	474,470	14,276,212
MFS Institutional Money Market Portfolio	—	—	41	169,992
MFS International Growth Fund	(18,594)	—	15,135	1,427,621
MFS International Value Fund	(6,631)	—	22,202	1,427,621
MFS Limited Maturity Fund	(23,061)	—	545,069	28,552,417
MFS Mid Cap Growth Fund	(35,423)	—	—	4,282,861
MFS Mid Cap Value Fund	(40,441)	—	32,486	4,282,862
MFS New Discovery Fund	192,348	231,822	—	1,427,621
MFS New Discovery Value Fund	(18,161)	2,076	5,424	1,427,621
MFS Research Bond Fund	(2,104)	—	756,964	31,407,665
MFS Research Fund	441,891	—	56,971	5,710,482
MFS Research International Fund	(62,461)	—	81,478	4,282,863
MFS Value Fund	(35,255)	—	71,945	5,710,482
	439,706	586,592	$2,943,320	$142,933,195

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® Lifetime 2010 Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	126,894	$1,238,484
MFS Commodity Strategy Fund - Class I (v)	63,115	614,741
MFS Emerging Markets Debt Fund - Class I	42,161	624,410
MFS Global Bond Fund - Class I	293,328	3,123,943
MFS Global Real Estate Fund - Class I (v)	47,229	619,647
MFS Government Securities Fund - Class I	587,442	6,226,882
MFS Growth Fund - Class I (a)	54,424	2,476,287
MFS High Income Fund - Class I	544,545	1,873,235
MFS Inflation-Adjusted Bond Fund - Class I	553,191	6,256,585
MFS International Growth Fund - Class I	24,826	618,914
MFS International Value Fund - Class I	24,525	617,053
MFS Limited Maturity Fund - Class I	2,038,659	12,435,818
MFS Mid Cap Growth Fund - Class I (a)	196,928	1,851,126
MFS Mid Cap Value Fund - Class I	136,009	1,851,085
MFS New Discovery Fund - Class I	30,702	617,424
MFS New Discovery Value Fund - Class I	62,542	618,536
MFS Research Bond Fund - Class I	1,268,543	13,725,634
MFS Research Fund - Class I	94,322	2,468,417
MFS Research International Fund - Class I	127,653	1,853,528
MFS Value Fund - Class I	105,603	2,465,835
Total Underlying Affiliated Funds		$62,177,584

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	4	$4
Total Investments		$62,177,588

Other Assets, Less Liabilities - 0.0%		9,103
Net Assets - 100.0%		$62,186,691

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

2

Supplemental Information (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$62,177,588	$—	$—	$62,177,588

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$56,221,605
Gross unrealized appreciation	$6,071,532
Gross unrealized depreciation	(115,549)
Net unrealized appreciation (depreciation)	$5,955,983

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	137,553		(10,659)	126,894
MFS Commodity Strategy Fund	39,374	32,910		(9,169)	63,115
MFS Core Growth fund	58,228	81,854		(140,082)	—
MFS Diversified Target Return Fund	123,978	11,210		(135,188)	—
MFS Emerging Markets Debt Fund	39,051	9,315		(6,205)	42,161
MFS Global Bond Fund	263,339	69,581		(39,592)	293,328
MFS Global Real Estate Fund	38,062	19,133		(9,966)	47,229
MFS Government Securities Fund	560,825	124,032		(97,415)	587,442
MFS Growth Fund	—	63,056	(i)	(8,632)	54,424
MFS High Income Fund	481,112	140,700		(77,267)	544,545
MFS Inflation-Adjusted Bond Fund	537,084	126,996		(110,889)	553,191
MFS Institutional Money Market Portfolio	57,679	10,644,221		(10,701,895)	4
MFS International Growth Fund	20,075	9,978		(5,227)	24,826
MFS International Value Fund	20,529	7,569		(3,573)	24,525
MFS Limited Maturity Fund	1,847,638	423,926		(232,905)	2,038,659
MFS Mid Cap Growth Fund	167,425	71,466		(41,963)	196,928
MFS Mid Cap Value Fund	116,514	50,120		(30,625)	136,009
MFS New Discovery Fund	40,262	18,732		(28,292)	30,702
MFS New Discovery Value Fund	—	81,384		(18,842)	62,542
MFS Research Bond Fund	1,188,291	268,755		(188,503)	1,268,543
MFS Research Fund	166,997	35,337		(108,012)	94,322
MFS Research International Fund	99,290	52,620		(24,257)	127,653
MFS Value Fund	45,895	81,131		(21,423)	105,603

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,374)	$38	$15,576	$1,238,484
MFS Commodity Strategy Fund	(12,377)	96,927	5,846	614,741
MFS Core Growth Fund	1,800	—	—	—
MFS Diversified Target Return Fund	190,533	—	—	—
MFS Emerging Markets Debt Fund	88	2,004	25,681	624,410
MFS Global Bond Fund	2,102	30,671	142,202	3,123,943
MFS Global Real Estate Fund	(11,817)	19,988	15,592	619,647
MFS Government Securities Fund	11,522	—	141,331	6,226,882
MFS Growth Fund	(8,077)	—	—	2,476,287
MFS High Income Fund	(11,529)	—	99,877	1,873,235
MFS Inflation-Adjusted Bond Fund	33,224	13,041	233,587	6,256,585
MFS Institutional Money Market Portfolio	—	—	44	4
MFS International Growth Fund	(8,431)	—	6,794	618,914
MFS International Value Fund	(4,035)	—	10,097	617,053
MFS Limited Maturity Fund	(43,494)	—	283,377	12,435,818
MFS Mid Cap Growth Fund	(17,909)	—	—	1,851,126
MFS Mid Cap Value Fund	(17,310)	—	14,694	1,851,085
MFS New Discovery Fund	294,707	107,183	—	617,424
MFS New Discovery Value Fund	(11,525)	938	2,450	618,536
MFS Research Bond Fund	6,639	—	393,903	13,725,634
MFS Research Fund	356,104	—	25,888	2,468,417
MFS Research International Fund	(31,111)	—	37,536	1,853,528
MFS Value Fund	(27,646)	—	36,203	2,465,835
	$689,084	$270,790	$1,490,678	$62,177,588

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® Lifetime 2020 Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	183,964	$1,795,472
MFS Commodity Strategy Fund - Class I (v)	361,937	3,525,268
MFS Emerging Markets Debt Fund - Class I	289,835	4,292,458
MFS Global Bond Fund - Class I	672,576	7,162,935
MFS Global Real Estate Fund - Class I (v)	192,005	2,519,106
MFS Government Securities Fund - Class I	1,341,182	14,216,527
MFS Growth Fund - Class I (a)	233,247	10,612,726
MFS High Income Fund - Class I	2,077,930	7,148,081
MFS Inflation-Adjusted Bond Fund - Class I	798,312	9,028,911
MFS International Growth Fund - Class I	157,325	3,922,123
MFS International New Discovery Fund - Class I	49,896	1,062,778
MFS International Value Fund - Class I	154,326	3,882,836
MFS Limited Maturity Fund - Class I	617,499	3,766,744
MFS Mid Cap Growth Fund - Class I (a)	939,490	8,831,203
MFS Mid Cap Value Fund - Class I	646,917	8,804,547
MFS New Discovery Fund - Class I	98,185	1,974,495
MFS New Discovery Value Fund - Class I	197,923	1,957,463
MFS Research Bond Fund - Class I	1,754,490	18,983,587
MFS Research Fund - Class I	404,940	10,597,269
MFS Research International Fund - Class I	539,329	7,831,058
MFS Value Fund - Class I	453,079	10,579,406
Total Underlying Affiliated Funds		$142,494,993

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	81,245	$81,245
Total Investments		$142,576,238

Other Assets, Less Liabilities - (0.1)%		(79,608)
Net Assets - 100.0%		$142,496,630

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

2

Supplemental Information (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$142,576,238	$—	$—	$142,576,238

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$130,844,748
Gross unrealized appreciation	$11,892,255
Gross unrealized depreciation	(160,765)
Net unrealized appreciation (depreciation)	$11,731,490

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	191,526		(7,562)	183,964
MFS Commodity Strategy Fund	257,667	141,880		(37,610)	361,937
MFS Core Growth Fund	539,861	37,663		(577,524)	—
MFS Diversified Target Return Fund	162,658	9,425		(172,083)	—
MFS Emerging Markets Debt Fund	277,481	41,811		(29,457)	289,835
MFS Global Bond Fund	626,630	135,886		(89,940)	672,576
MFS Global Real Estate Fund	170,962	43,082		(22,039)	192,005
MFS Government Securities Fund	1,322,688	226,904		(208,410)	1,341,182
MFS Growth Fund	—	250,017	(i)	(16,770)	233,247
MFS High Income Fund	1,897,679	340,722		(160,471)	2,077,930
MFS Inflation-Adjusted Bond Fund	705,073	173,160		(79,921)	798,312
MFS Institutional Money Market Portfolio	11	11,885,884		(11,804,650)	81,245
MFS International Growth Fund	138,244	32,519		(13,438)	157,325
MFS International New Discovery Fund	49,524	6,416		(6,044)	49,896
MFS International Value Fund	142,322	23,010		(11,006)	154,326
MFS Limited Maturity Fund	243,584	376,736		(2,821)	617,499
MFS Mid Cap Growth Fund	881,337	140,035		(81,882)	939,490
MFS Mid Cap Value Fund	616,490	104,140		(73,713)	646,917
MFS New Discovery Fund	138,802	42,156		(82,773)	98,185
MFS New Discovery Value Fund	—	232,992		(35,069)	197,923
MFS Research Bond Fund	1,602,971	328,683		(177,164)	1,754,490
MFS Research Fund	387,276	53,771		(36,107)	404,940
MFS Research International Fund	456,384	128,253		(45,308)	539,329
MFS Value Fund	426,076	69,461		(42,458)	453,079

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,032)	$54	$21,054	$1,795,472
MFS Commodity Strategy Fund	(43,810)	553,210	33,361	3,525,268
MFS Core Growth Fund	(4,984)	—	—	—
MFS Diversified Target Return Fund	140,331	—	—	—
MFS Emerging Markets Debt Fund	(6,659)	13,799	174,776	4,292,458
MFS Global Bond Fund	10,705	70,236	324,300	7,162,935
MFS Global Real Estate Fund	(31,352)	82,677	63,940	2,519,106
MFS Government Securities Fund	16,143	—	320,579	14,216,527
MFS Growth Fund	(58,521)	—	—	10,612,726
MFS High Income Fund	(61,464)	—	375,863	7,148,081
MFS Inflation-Adjusted Bond Fund	25,882	18,390	321,333	9,028,911
MFS Institutional Money Market Fund	—	—	54	81,245
MFS International Growth Fund	(29,806)	—	43,177	3,922,123
MFS International New Discovery Fund	(18,203)	—	15,487	1,062,778
MFS International Value Fund	(8,668)	—	63,958	3,882,836
MFS Limited Maturity Fund	(388)	—	58,695	3,766,744
MFS Mid Cap Growth Fund	(45,737)	—	—	8,831,203
MFS Mid Cap Value Fund	(56,999)	—	71,331	8,804,547
MFS New Discovery Fund	901,490	346,315	—	1,974,495
MFS New Discovery Value Fund	(24,012)	3,046	7,957	1,957,463
MFS Research Bond Fund	4,740	—	523,918	18,983,587
MFS Research Fund	(26,210)	—	113,164	10,597,269
MFS Research International Fund	(134,690)	—	161,066	7,831,058
MFS Value Fund	(111,297)	—	166,531	10,579,406
	$434,459	$1,087,727	$2,860,544	$142,576,238

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® Lifetime 2030 Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class I	69,930	$682,516
MFS Commodity Strategy Fund - Class I (v)	483,926	4,713,437
MFS Emerging Markets Debt Fund - Class I	139,891	2,071,790
MFS Emerging Markets Equity Fund - Class I	47,213	1,494,750
MFS Global Bond Fund - Class I	259,255	2,761,063
MFS Global Real Estate Fund - Class I (v)	309,209	4,056,824
MFS Growth Fund - Class I (a)	270,433	12,304,723
MFS High Income Fund - Class I	1,003,205	3,451,024
MFS Inflation-Adjusted Bond Fund - Class I	394,269	4,459,177
MFS International Growth Fund - Class I	249,524	6,220,638
MFS International New Discovery Fund - Class I	139,762	2,976,924
MFS International Value Fund - Class I	246,339	6,197,897
MFS Mid Cap Growth Fund - Class I (a)	1,077,626	10,129,681
MFS Mid Cap Value Fund - Class I	743,390	10,117,542
MFS New Discovery Fund - Class I	117,698	2,366,916
MFS New Discovery Value Fund - Class I	239,522	2,368,870
MFS Research Bond Fund - Class I	283,312	3,065,440
MFS Research Fund - Class I	330,221	8,641,897
MFS Research International Fund - Class I	549,365	7,976,782
MFS Value Fund - Class I	524,136	12,238,566
Total Underlying Affiliated Funds		$108,296,457

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	10	$10
Total Investments		$108,296,467

Other Assets, Less Liabilities - 0.0%		50,310
Net Assets - 100.0%		$108,346,777

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

2

Supplemental Information (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$108,296,467	$—	$—	$108,296,467

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$99,784,980
Gross unrealized appreciation	$8,720,612
Gross unrealized depreciation	(209,125)
Net unrealized appreciation (depreciation)	$8,511,487

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	77,993		(8,063)	69,930
MFS Commodity Strategy Fund	311,908	232,176		(60,158)	483,926
MFS Core Growth Fund	595,224	63,171		(658,395)	—
MFS Diversified Target Return Fund	61,489	5,227		(66,716)	—
MFS Emerging Markets Debt Fund	116,673	40,909		(17,691)	139,891
MFS Emerging Markets Equity Fund	39,717	12,785		(5,289)	47,213
MFS Global Bond Fund	210,128	90,616		(41,489)	259,255
MFS Global Real Estate Fund	264,073	74,170		(29,034)	309,209
MFS Growth Fund	—	285,340	(i)	(14,907)	270,433
MFS High Income Fund	798,036	306,645		(101,476)	1,003,205
MFS Inflation-Adjusted Bond Fund	373,011	113,330		(92,072)	394,269
MFS Institutional Money Market Portfolio	11	14,527,760		(14,527,761)	10
MFS International Growth Fund	211,049	58,886		(20,411)	249,524
MFS International New Discovery Fund	120,707	28,787		(9,732)	139,762
MFS International Value Fund	215,941	53,583		(23,185)	246,339
MFS Mid Cap Growth Fund	941,246	200,794		(64,414)	1,077,626
MFS Mid Cap Value Fund	655,220	132,073		(43,903)	743,390
MFS New Discovery Fund	159,797	54,159		(96,258)	117,698
MFS New Discovery Value Fund	—	270,132		(30,610)	239,522
MFS Research Bond Fund	267,656	74,706		(59,050)	283,312
MFS Research Fund	298,414	50,448		(18,641)	330,221
MFS Research International Fund	440,147	147,557		(38,339)	549,365
MFS Value Fund	469,185	89,949		(34,998)	524,136

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,182)	$21	$8,014	$682,516
MFS Commodity Strategy Fund	(78,874)	731,122	44,090	4,713,437
MFS Core Growth Fund	(2,807)	—	—	—
MFS Diversified Target Return Fund	32,131	—	—	—
MFS Emerging Markets Debt Fund	(7,257)	6,476	78,890	2,071,790
MFS Emerging Markets Equity Fund	(23,519)	—	11,095	1,494,750
MFS Global Bond Fund	2,904	26,461	119,188	2,761,063
MFS Global Real Estate Fund	(52,814)	132,017	102,162	4,056,824
MFS Growth Fund	(57,750)	—	—	12,304,723
MFS High Income Fund	(22,370)	—	169,877	3,451,024
MFS Inflation-Adjusted Bond Fund	34,471	9,196	161,854	4,459,177
MFS Institutional Money Market Portfolio	—	—	81	10
MFS International Growth Fund	(63,853)	—	67,353	6,220,638
MFS International New Discovery Fund	(26,123)	—	41,698	2,976,924
MFS International Value Fund	(45,713)	—	100,533	6,197,897
MFS Mid Cap Growth Fund	(54,495)	—	—	10,129,681
MFS Mid Cap Value Fund	(60,207)	—	79,327	10,117,542
MFS New Discovery Fund	563,931	408,100	—	2,366,916
MFS New Discovery Value Fund	(24,099)	3,556	9,291	2,368,870
MFS Research Bond Fund	3,369	—	86,660	3,065,440
MFS Research Fund	(29,462)	—	89,567	8,641,897
MFS Research International Fund	(141,791)	—	160,612	7,976,782
MFS Value Fund	(149,118)	—	188,937	12,238,566
	$(205,628)	$1,316,949	$1,519,229	$108,296,467

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® Lifetime 2040 Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class I (v)	391,643	$3,814,602
MFS Emerging Markets Equity Fund - Class I	49,050	1,552,916
MFS Global Real Estate Fund - Class I (v)	293,592	3,851,922
MFS Growth Fund - Class I (a)	200,715	9,132,541
MFS Inflation-Adjusted Bond Fund - Class I	170,927	1,933,186
MFS International Growth Fund - Class I	214,723	5,353,034
MFS International New Discovery Fund - Class I	144,030	3,067,848
MFS International Value Fund - Class I	211,687	5,326,037
MFS Mid Cap Growth Fund - Class I (a)	808,489	7,599,800
MFS Mid Cap Value Fund - Class I	558,037	7,594,884
MFS New Discovery Fund - Class I	96,060	1,931,773
MFS New Discovery Value Fund - Class I	192,858	1,907,362
MFS Research Bond Fund - Class I	177,873	1,924,582
MFS Research Fund - Class I	232,136	6,075,008
MFS Research International Fund - Class I	419,966	6,097,911
MFS Value Fund - Class I	389,657	9,098,495
Total Underlying Affiliated Funds		$76,261,901

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	30,586	$30,586
Total Investments		$76,292,487

Other Assets, Less Liabilities - (0.0)%		(1,425)
Net Assets - 100.0%		$76,291,062

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such

2

Supplemental Information (unaudited) – continued

cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$76,292,487	$—	$—	$76,292,487

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$69,299,665
Gross unrealized appreciation	$7,180,226
Gross unrealized depreciation	(187,404)
Net unrealized appreciation (depreciation)	$6,992,822

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	245,083	192,316		(45,756)	391,643
MFS Core Growth Fund	435,474	48,779		(484,253)	—
MFS Emerging Markets Equity Fund	38,377	14,228		(3,555)	49,050
MFS Global Real Estate Fund	237,168	74,981		(18,557)	293,592
MFS Growth Fund	—	214,918	(i)	(14,203)	200,715
MFS Inflation-Adjusted Bond Fund	166,865	54,895		(50,833)	170,927
MFS Institutional Money Market Portfolio	4,270	11,011,255		(10,984,939)	30,586
MFS International Growth Fund	175,169	52,296		(12,742)	214,723
MFS International New Discovery Fund	116,811	34,265		(7,046)	144,030
MFS International Value Fund	179,246	47,118		(14,677)	211,687
MFS Mid Cap Growth Fund	695,055	184,068		(70,634)	808,489
MFS Mid Cap Value Fund	484,106	117,895		(43,964)	558,037
MFS New Discovery Fund	125,489	46,310		(75,739)	96,060
MFS New Discovery Value Fund	—	218,806		(25,948)	192,858
MFS Research Bond Fund	167,807	54,650		(44,584)	177,873
MFS Research Fund	208,173	40,998		(17,035)	232,136
MFS Research International Fund	330,096	113,829		(23,959)	419,966
MFS Value Fund	343,261	76,137		(29,741)	389,657

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(64,228)	$572,311	$34,512	$3,814,602
MFS Core Growth Fund	(2,957)	—	—	—
MFS Emerging Markets Equity Fund	(17,432)	—	11,022	1,552,916
MFS Global Real Estate Fund	(32,890)	118,683	92,443	3,851,922
MFS Growth Fund	(36,999)	—	—	9,132,541
MFS Inflation-Adjusted Bond Fund	19,331	3,920	70,218	1,933,186
MFS Institutional Money Market Portfolio	—	—	66	30,586
MFS International Growth Fund	(39,839)	—	56,329	5,353,034
MFS International New Discovery Fund	(18,767)	—	41,524	3,067,848
MFS International Value Fund	(30,787)	—	83,810	5,326,037
MFS Mid Cap Growth Fund	(49,041)	—	—	7,599,800
MFS Mid Cap Value Fund	(46,754)	—	58,065	7,594,884
MFS New Discovery Fund	413,872	320,634	—	1,931,773
MFS New Discovery Value Fund	(20,368)	2,791	7,294	1,907,362
MFS Research Bond Fund	2,680	—	53,632	1,924,582
MFS Research Fund	(22,992)	—	61,485	6,075,008
MFS Research International Fund	(106,617)	—	119,737	6,097,911
MFS Value Fund	(104,035)	—	136,350	9,098,495
Total Investments	$(157,823)	$1,018,339	$826,487	$76,292,487

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

4

MFS® Lifetime 2050 Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.2%
MFS Commodity Strategy Fund - Class I (v)	15,242	$148,460
MFS Emerging Markets Equity Fund - Class I	1,899	60,109
MFS Global Real Estate Fund - Class I (v)	11,375	149,235
MFS Growth Fund - Class I (a)	7,851	357,218
MFS Inflation-Adjusted Bond Fund - Class I	6,697	75,741
MFS International Growth Fund - Class I	8,384	209,020
MFS International New Discovery Fund - Class I	5,630	119,924
MFS International Value Fund - Class I	8,289	208,538
MFS Mid Cap Growth Fund - Class I (a)	31,625	297,279
MFS Mid Cap Value Fund - Class I	21,875	297,715
MFS New Discovery Fund - Class I	3,697	74,351
MFS New Discovery Value Fund - Class I	7,531	74,480
MFS Research Bond Fund - Class I	6,976	75,481
MFS Research Fund - Class I	9,095	238,013
MFS Research International Fund - Class I	16,438	238,685
MFS Value Fund - Class I	15,289	356,998
Total Underlying Affiliated Funds		$2,981,247

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	9,034	$9,034
Total Investments		$2,990,281

Other Assets, Less Liabilities - (0.5)%		(13,801)
Net Assets - 100.0%		$2,976,480

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety

Supplemental Information (unaudited) – continued

requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,990,281	$—	$—	$2,990,281

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,835,375
Gross unrealized appreciation	$178,233
Gross unrealized depreciation	(23,327)
Net unrealized appreciation (depreciation)	$154,906

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	9,922	15,764		(10,444)	15,242
MFS Core Growth Fund	17,462	8,023		(25,485)	—
MFS Emerging Markets Equity Fund	1,543	1,630		(1,274)	1,899
MFS Global Real Estate Fund	9,497	9,009		(7,131)	11,375
MFS Growth Fund	—	9,457	(i)	(1,606)	7,851
MFS Inflation-Adjusted Bond Fund	6,708	7,338		(7,349)	6,697
MFS Institutional Money Market Portfolio	12,511	2,064,020		(2,067,497)	9,034
MFS International Growth Fund	7,029	6,754		(5,399)	8,384
MFS International New Discovery Fund	4,681	4,593		(3,644)	5,630
MFS International Value Fund	7,206	6,955		(5,872)	8,289
MFS Mid Cap Growth Fund	27,863	25,853		(22,091)	31,625
MFS Mid Cap Value Fund	19,408	16,890		(14,423)	21,875
MFS New Discovery Fund	5,041	4,158		(5,502)	3,697
MFS New Discovery Value Fund	—	12,994		(5,463)	7,531
MFS Research Bond Fund	6,747	7,458		(7,229)	6,976
MFS Research Fund	8,345	6,954		(6,204)	9,095
MFS Research International Fund	13,239	13,627		(10,428)	16,438
MFS Value Fund	13,753	12,231		(10,695)	15,289

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(7,084)	$20,671	$1,247	$148,460
MFS Core Growth Fund	(21,777)	—	—	—
MFS Emerging Markets Equity Fund	(5,419)	—	397	60,109
MFS Global Real Estate Fund	(17,735)	4,885	3,566	149,235
MFS Growth Fund	(260)	—	—	357,218
MFS Inflation-Adjusted Bond Fund	2,797	145	2,682	75,741
MFS Institutional Money Market Portfolio	—	—	9	9,034
MFS International Growth Fund	(16,425)	—	2,034	209,020
MFS International New Discovery Fund	(8,196)	—	1,524	119,924
MFS International Value Fund	(9,763)	—	2,979	208,538
MFS Mid Cap Growth Fund	(26,321)	—	—	297,279
MFS Mid Cap Value Fund	(25,491)	—	2,078	297,715
MFS New Discovery Fund	(2,435)	11,720	—	74,351
MFS New Discovery Value Fund	(8,377)	100	260	74,480
MFS Research Bond Fund	538	—	2,133	75,481
MFS Research Fund	(17,295)	—	2,186	238,013
MFS Research International Fund	(18,473)	—	4,401	238,685
MFS Value Fund	(28,695)	—	5,450	356,998
	$(210,411)	$37,521	$30,946	$2,990,281

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.